Document And Entity Information	3 Months Ended
	Mar. 31, 2013	Apr. 25, 2013
Document Type	S-4
Amendment Flag	true
Amendment Description	Update of financial information
Document Period End Date	Mar 31, 2013
Document Fiscal Year Focus	2013
Document Fiscal Period Focus	Q1
Entity Registrant Name	CLEAR CHANNEL COMMUNICATIONS INC
Entity Central Index Key	0000739708
Current Fiscal Year End Date	--12-31
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding		500,000,000

Condensed Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012
CURRENT ASSETS
Cash and cash equivalents	$ 721,570	$ 1,225,010
Accounts receivable, net	1,264,529	1,423,999
Prepaid expenses	210,334	187,639
Other current assets	172,721	151,105
Total Current Assets	2,369,154	2,987,753
PROPERTY, PLANT AND EQUIPMENT
Structures, net	1,850,884	1,890,693
Other property, plant and equipment, net	1,114,980	1,146,161
INTANGIBLE ASSETS AND GOODWILL
Indefinite-lived intangible - licenses	2,423,659	2,423,979
Indefinite-lived intangible - permits	1,070,333	1,070,720
Other intangibles, net	1,668,361	1,740,792
Goodwill	4,206,959	4,216,085
OTHER ASSETS
Other assets	814,821	816,530
Total Assets	15,519,151	16,292,713
CURRENT LIABILITIES
Accounts payable	104,534	133,226
Accrued expenses	686,163	776,055
Accrued interest	151,146	180,572
Deferred income	191,013	172,672
Other current liabilities	114,485	137,889
Current portion of long-term debt	68,351	381,728
Total Current Liabilities	1,315,692	1,782,142
Long-term debt	20,357,790	20,365,369
Deferred income taxes	1,596,704	1,689,876
Other long-term liabilities	458,668	450,517
Commitments and contingent liabilities (Note 6)
SHAREHOLDER'S DEFICIT
Noncontrolling interest	293,127	303,997
Common Stock	500	500
Additional paid-in capital	2,136,632	2,135,342
Accumulated deficit	(10,484,749)	(10,281,746)
Accumulated other comprehensive loss	(155,213)	(153,284)
Total Shareholder's Deficit	(8,209,703)	(7,995,191)
Total Liabilities and Shareholder's Deficit	$ 15,519,151	$ 16,292,713

Consolidated Statements Of Comprehensive Loss (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Consolidated Statements Of Comprehensive Loss [Abstract]
Revenue	$ 1,343,058	$ 1,360,723
Operating expenses:
Direct operating expenses (excludes depreciation and amortization)	594,866	614,434
Selling, general and administrative expenses (excludes depreciation and amortization)	406,435	424,575
Corporate expenses (excludes depreciation and amortization)	80,642	68,251
Depreciation and amortization	182,182	175,366
Other operating income, net	2,395	3,124
Operating income	81,328	81,221
Interest expense	385,525	374,016
Equity in earnings of nonconsolidated affiliates	3,641	3,555
Loss on extinguishment of debt	(3,888)	(15,167)
Other expense, net	(1,000)	(1,106)
Loss before income taxes	(305,444)	(305,513)
Income tax benefit	96,325	157,398
Consolidated net loss	(209,119)	(148,115)
Less amount attributable to noncontrolling interest	(6,116)	(4,486)
Net loss attributable to the Company	(203,003)	(143,629)
Other comprehensive income (loss), net of tax:
Foreign currency translation adjustments	(23,413)	37,089
Unrealized gain on securities and derivatives:
Unrealized holding gain on marketable securities	4,435	12,048
Unrealized holding gain on cash flow derivatives	14,823	8,579
Other adjustments to comprehensive income (loss)	(998)	63
Other comprehensive income (loss)	(5,153)	57,779
Comprehensive loss	(208,156)	(85,850)
Less amount attributable to noncontrolling interest	(3,223)	3,655
Comprehensive loss attributable to the Company	$ (204,933)	$ (89,505)

Consolidated Statements Of Cash Flows (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Cash flows from operating activities:
Consolidated net loss	$ (209,119)	$ (148,115)
Reconciling items:
Depreciation and amortization	182,182	175,366
Deferred taxes	(106,991)	(98,438)
Provision for doubtful accounts	4,576	4,704
Amortization of deferred financing charges and note discounts, net	31,356	45,031
Share-based compensation	5,517	6,897
Gain on disposal of operating and fixed assets	(2,395)	(3,124)
Equity in earnings of nonconsolidated affiliates	(3,641)	(3,555)
Loss on extinguishment of debt	3,888	15,167
Other reconciling items, net	6,469	5,819
Changes in operating assets and liabilities, net of effects of acquisitions and dispositions:
Decrease in accounts receivable	143,413	152,268
Increase in deferred income	19,519	63,995
Decrease in accrued expenses	(79,301)	(44,888)
Decrease in accounts payable	(26,422)	(13,680)
Decrease in accrued interest	(29,423)	(82,988)
Changes in other operating assets and liabilities	(26,219)	(82,012)
Net cash used for operating activities	(86,591)	(7,553)
Cash flows from investing activities:
Purchases of property, plant and equipment	(61,620)	(72,647)
Purchases of other operating assets	(1,344)	(2,911)
Proceeds from disposal of assets	7,268	7,792
Change in other, net	(1,515)	(2,879)
Net cash used for investing activities	(57,211)	(70,645)
Cash flows from financing activities:
Draws on credit facilities	270,137	603,492
Payments on credit facilities	(22,500)	(1,918,051)
Proceeds from long-term debt	575,000	2,200,000
Payments on long-term debt	(1,163,436)	(433,460)
Dividends paid	0	(244,734)
Deferred financing charges	(9,678)	(39,927)
Change in other, net	(3,805)	4,900
Net cash provided by (used for) financing activities	(354,282)	172,220
Effect of exchange rate changes on cash	(5,356)	3,357
Net increase (decrease) in cash and cash equivalents	(503,440)	97,379
Cash and cash equivalents at beginning of period	1,225,010	1,228,682
Cash and cash equivalents at end of period	$ 721,570	$ 1,326,061

Basis Of Presentation	3 Months Ended
Mar. 31, 2013
Basis Of Presentation [Abstract]
Basis Of Presentation

NOTE 1 – BASIS OF PRESENTATION

Preparation of Interim Financial Statements

The accompanying consolidated financial statements were prepared by Clear Channel Communications, Inc. (the “Company”) pursuant to the rules and regulations of the Securities and Exchange Commission (“SEC”) and, in the opinion of management, include all normal and recurring adjustments necessary to present fairly the results of the interim periods shown. Certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S. generally accepted accounting principles (“GAAP”) have been condensed or omitted pursuant to such SEC rules and regulations. Management believes that the disclosures made are adequate to make the information presented not misleading. Due to seasonality and other factors, the results for the interim periods are not necessarily indicative of results for the full year. The financial statements contained herein should be read in conjunction with the consolidated financial statements and notes thereto included in the Company's 2012 Annual Report on Form 10-K.

The consolidated financial statements include the accounts of the Company and its subsidiaries. Also included in the consolidated financial statements are entities for which the Company has a controlling financial interest or is the primary beneficiary. Investments in companies in which the Company owns 20 percent to 50 percent of the voting common stock or otherwise exercises significant influence over operating and financial policies of the Company are accounted for under the equity method. All significant intercompany transactions are eliminated in the consolidation process. Certain prior-period amounts have been reclassified to conform to the 2013 presentation.

Information Regarding the Company

The Company is a Texas corporation with all of its common stock held by Clear Channel Capital I, LLC (the “Parent Company”). All of the Parent Company's interests are held by Clear Channel Capital II, LLC, a direct, wholly-owned subsidiary of CC Media Holdings, Inc. (“CCMH”). CCMH was formed in May 2007 by private equity funds sponsored by Bain Capital Partners, LLC and Thomas H. Lee Partners, L.P. (together, the “Sponsors”) for the purpose of acquiring the business of the Company.

Omission of Per Share Information

Net loss per share information is not presented as the Parent Company owns 100% of the Company's common stock. The Company does not have any publicly traded common stock or potential common stock.

Adoption of New Accounting Standards

During the first quarter of 2013, the Company adopted the Financial Accounting Standards Board's (“FASB”) ASU No. 2013-02, Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income. The amendments are effective for fiscal years (and interim periods within) beginning after December 15, 2012 and sets requirements for presenting information about amounts reclassified out of accumulated other comprehensive income and their corresponding effect on net income. Substantially all of the information required to be disclosed under this amendment are required to be disclosed elsewhere in the financial statements under U.S. GAAP. The adoption of this guidance did not have a material effect on the Company's consolidated financial statements.

During the first quarter of 2013, the FASB issued ASU No. 2013-04, Obligations Resulting from Joint and Several Liability Arrangements for Which the Total Amount of the Obligation Is Fixed at the Reporting Date. This update provides guidance for the recognition, measurement and disclosure of obligations resulting from joint and several liability arrangements for which the total amount of the obligation within the scope of this guidance is fixed at the reporting date. The amendments are effective for fiscal years (and interim periods within) beginning after December 15, 2013 and are to be applied retrospectively to all prior periods presented for such obligations that exist at the beginning of an entity's fiscal year of adoption. Early adoption is permitted however the Company plans to adopt the standard on a retrospective basis for the first quarter of 2014 for any existing obligations within the scope of this update. The Company is currently evaluating the guidance to determine the potential impact, if any, the adoption may have on its financial results and disclosures.

During the first quarter of 2013, the FASB issued ASU No. 2013-05, Parent's Accounting for the Cumulative Translation Adjustment upon Derecognition of Certain Subsidiaries or Groups of Assets within a Foreign Entity of an Investment in a Foreign Entity. The amendments are effective prospectively for the fiscal years (and interim periods within) beginning after December 15, 2013 and provide clarification guidance for the release of the cumulative translation adjustment under the current U.S. GAAP. Early adoption is permitted however the Company plans to adopt the standard for the first quarter of 2014. The Company is currently evaluating the guidance to determine the potential impact, if any, the adoption may have on its financial results and disclosures.

Property, Plant And Equipment, Intangible Assets And Goodwill	3 Months Ended
Mar. 31, 2013
Property, Plant And Equipment, Intangible Assets And Goodwill [Abstract]
Property, Plant And Equipment, Intangible Assets And Goodwill

NOTE 2 – PROPERTY, PLANT AND EQUIPMENT, INTANGIBLE ASSETS AND GOODWILL

Property, Plant and Equipment

The Company's property, plant and equipment consisted of the following classes of assets at March 31, 2013 and December 31, 2012, respectively.

(In thousands)	March 31, 2013	December 31, 2012
Land, buildings and improvements	$689,692	$685,431
Structures	2,958,467	2,949,458
Towers, transmitters and studio equipment	427,851	427,679
Furniture and other equipment	442,473	431,757
Construction in progress	90,838	105,394
	4,609,321	4,599,719
Less: accumulated depreciation	1,643,457	1,562,865
Property, plant and equipment, net	$2,965,864	$3,036,854

Indefinite-lived Intangible Assets

The Company's indefinite-lived intangible assets consist of Federal Communications Commission (“FCC”) broadcast licenses in its Media and Entertainment (“CCME”) segment and billboard permits in its Americas outdoor advertising segment. Due to significant differences in both business practices and regulations, billboards in the International outdoor advertising segment are subject to long-term, finite contracts unlike the Company's permits in the United States and Canada. Accordingly, there are no indefinite-lived intangible assets in the International outdoor advertising segment.

Other Intangible Assets

Other intangible assets include definite-lived intangible assets and permanent easements. The Company's definite-lived intangible assets include primarily transit and street furniture contracts, talent and representation contracts, customer and advertiser relationships, and site-leases, all of which are amortized over the respective lives of the agreements, or over the period of time the assets are expected to contribute directly or indirectly to the Company's future cash flows. Permanent easements are indefinite-lived intangible assets which include certain rights to use real property not owned by the Company. The Company periodically reviews the appropriateness of the amortization periods related to its definite-lived intangible assets. These assets are recorded at cost.

The following table presents the gross carrying amount and accumulated amortization for each major class of other intangible assets at March 31, 2013 and December 31, 2012, respectively:

(In thousands)	March 31, 2013		December 31, 2012
	Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization
Transit, street furniture and other outdoor
contractual rights	$771,321	$(411,850)	$785,303	$(403,955)
Customer / advertiser relationships	1,212,245	(556,200)	1,210,245	(526,197)
Talent contracts	344,254	(186,810)	344,255	(177,527)
Representation contracts	245,099	(178,821)	243,970	(171,069)
Permanent easements	173,383	-	173,374	-
Other	388,137	(132,397)	387,973	(125,580)
Total	$3,134,439	$(1,466,078)	$3,145,120	$(1,404,328)

Total amortization expense related to definite-lived intangible assets was $72.1 million and $75.3 million for the three months ended March 31, 2013 and 2012, respectively.

The following table presents the Company's estimate of amortization expense for each of the five succeeding fiscal years for definite-lived intangible assets:

(In thousands)
2014	$261,982
2015	242,267
2016	222,056
2017	195,143
2018	125,337

Goodwill

The following table presents the changes in the carrying amount of goodwill in each of the Company's reportable segments.

(In thousands)	CCME	Americas Outdoor Advertising	International Outdoor Advertising	Other	Consolidated
Balance as of December 31, 2011	$3,212,427	$571,932	$285,261	$117,098	$4,186,718
Acquisitions	24,842	-	-	51	24,893
Dispositions	(489)	-	(2,729)	-	(3,218)
Foreign currency	-	-	7,784	-	7,784
Other	(92)	-	-	-	(92)
Balance as of December 31, 2012	$3,236,688	$571,932	$290,316	$117,149	$4,216,085
Acquisitions	-	-	-	-	-
Dispositions	-	-	-	-	-
Foreign currency	-	-	(6,485)	-	(6,485)
Other	(2,641)	-	-	-	(2,641)
Balance as of March 31, 2013	$3,234,047	$571,932	$283,831	$117,149	$4,206,959

Long-Term Debt	3 Months Ended
Mar. 31, 2013
Long-Term Debt [Abstract]
Long-Term Debt

NOTE 3 – LONG-TERM DEBT

Long-term debt at March 31, 2013 and December 31, 2012, respectively, consisted of the following:

(In thousands)	March 31, 2013	December 31, 2012
Senior Secured Credit Facilities (1)	$8,228,575	$9,075,465
Receivables Based Facility due 2017	247,000	-
9.0% Priority Guarantee Notes due 2019	1,999,815	1,999,815
9.0% Priority Guarantee Notes due 2021	1,750,000	1,750,000
11.25% Priority Guarantee Notes due 2021	575,000	-
Other secured subsidiary long-term debt (2)	24,071	25,507
Total consolidated secured debt	12,824,461	12,850,787

Senior Cash Pay Notes due 2016	796,250	796,250
Senior Toggle Notes (3)	829,831	829,831
Senior Notes (4)	1,436,455	1,748,564
Subsidiary Senior Notes due 2022	2,725,000	2,725,000
Subsidiary Senior Subordinated Notes due 2020	2,200,000	2,200,000
Other subsidiary debt due 2013	2,670	5,586
Purchase accounting adjustments and original issue discount	(388,526)	(408,921)
	20,426,141	20,747,097
Less: current portion	68,351	381,728
Total long-term debt	$20,357,790	$20,365,369

  Term Loan A would have matured during 2014. The outstanding balance was prepaid during the first quarter of 2013. Term Loan B matures 2016. Term Loan C is subject to an amortization schedule that matures at various dates from 2014 through 2016.
  Other secured subsidiary long-term debt matures at various dates from 2013 through 2028.
  Senior Toggle Notes mature at various dates from 2013 through 2016.
  The Senior Notes mature at various dates from 2014 through 2027.

The Company's weighted average interest rates at March 31, 2013 and December 31, 2012 were 6.9% and 6.7%, respectively. The aggregate market value of the Company's debt based on market prices for which quotes were available was approximately $19.2 billion and $18.6 billion at March 31, 2013 and December 31, 2012, respectively. Under the fair value hierarchy established by ASC 820-10-35, the market value of the Company's debt is classified as Level 2.

11.25% Priority Guarantee Notes Issuance

During the first quarter of 2013, the Company issued $575.0 million aggregate principal amount of 11.25% Priority Guarantee Notes due 2021 (the “11.25% Priority Guarantee Notes”). The 11.25% Priority Guarantee Notes mature on March 1, 2021 and bear interest at a rate of 11.25% per annum, payable semi-annually on March 1 and September 1 of each year, beginning on September 1, 2013. The 11.25% Priority Guarantee Notes are the Company's senior obligations and are fully and unconditionally guaranteed, jointly and severally, on a senior basis by the guarantors named in the indenture governing such notes. The 11.25% Priority Guarantee Notes and the guarantors' obligations under the guarantees are secured by (i) a lien on (a) the capital stock of the Company and (b) certain property and related assets that do not constitute “principal property” (as defined in the indenture governing the legacy notes of the Company), in each case equal in priority to the liens securing the obligations under the Company's senior secured credit facilities, the Company's 9.0% priority guarantee notes due 2021 and the Company's 9.0% priority guarantee notes due 2019, subject to certain exceptions, and (ii) a lien on the accounts receivable and related assets securing the Company's receivables based credit facility junior in priority to the lien securing the Company's obligations thereunder, subject to certain exceptions.

The Company may redeem the 11.25% Priority Guarantee Notes at its option, in whole or part, at any time prior to March 1, 2016, at a price equal to 100% of the principal amount of the 11.25% Priority Guarantee Notes redeemed, plus accrued and unpaid interest to the redemption date and plus an applicable premium. The Company may redeem the 11.25% Priority Guarantee Notes, in whole or in part, on or after March 1, 2016, at the redemption prices set forth in the indenture plus accrued and unpaid interest to the redemption date. Prior to March 1, 2016, the Company may elect to redeem up to 40% of the aggregate principal amount of the 11.25% Priority Guarantee Notes at a redemption price equal to 111.25% of the principal amount thereof, plus accrued and unpaid interest to the redemption date, with the net proceeds of one or more equity offerings.

The indenture governing the 11.25% Priority Guarantee Notes contains covenants that limit the Company's ability and the ability of its restricted subsidiaries to, among other things: (i) pay dividends, redeem stock or make other distributions or investments; (ii) incur additional debt or issue certain preferred stock; (iii) transfer or sell assets; (iv) engage in certain transactions with affiliates; (v) create restrictions on dividends or other payments by the restricted subsidiaries; and (vi) merge, consolidate or sell substantially all of the Company's assets. The indenture contains covenants that limit the Parent Company's and the Company's ability and the ability of its restricted subsidiaries to, among other things: (i) create liens on assets and (ii) materially impair the value of the security interests taken with respect to the collateral for the benefit of the notes collateral agent and the holders of the 11.25% Priority Guarantee Notes. The indenture also provides for customary events of default.

Debt Repayments, Maturities and Other

During the first quarter of 2013, the Company repaid its 5.75% senior notes at maturity for $312.1 million (net of $187.9 million principal amount repaid to a subsidiary of the Company with respect to notes repurchased and held by such entity), plus accrued interest, using cash on hand.

In addition, during the first quarter of 2013, using the proceeds from the issuance of the 11.25% Priority Guarantee Notes along with borrowings under the receivables based credit facility of $269.5 million and cash on hand, the Company prepaid all $846.9 million outstanding under its term loan A under the senior secured credit facilities. The Company recorded a loss of $3.9 million in “Loss on extinguishment of debt” related to the accelerated expensing of loan fees.

Supplemental Disclosures	3 Months Ended
Mar. 31, 2013
Supplemental Disclosures [Abstract]
Supplemental Disclosures

NOTE 4 – SUPPLEMENTAL DISCLOSURES

Divestiture Trusts

The Company owns certain radio stations which, under current FCC rules, are not permitted to be owned or transferred to another Clear Channel entity. These radio stations were placed in a trust in order to comply with FCC rules at the time of the closing of the merger that resulted in the Parent Company's acquisition of the Company.  The Company is the beneficial owner of the trust, but the radio stations are managed by an independent trustee.  The Company will have to divest all of these radio stations unless any stations may be owned by the Company under then-current FCC rules, in which case the trust will be terminated with respect to such stations. The trust agreement stipulates that the Company must fund any operating shortfalls of the trust activities, and any excess cash flow generated by the trust is distributed to the Company. The Company is also the beneficiary of proceeds from the sale of stations held in the trust. The Company consolidates the trust in accordance with ASC 810-10, which requires an enterprise involved with variable interest entities to perform an analysis to determine whether the enterprise's variable interest or interests give it a controlling financial interest in the variable interest entity, as the trust was determined to be a variable interest entity and the Company is its primary beneficiary.

Income Tax Benefit

The Company's income tax benefit for the three months ended March 31, 2013 and 2012, respectively, consisted of the following components:

(In thousands)	Three Months Ended March 31,
	2013	2012
Current tax benefit (expense)	$(10,666)	$58,960
Deferred tax benefit	106,991	98,438
Income tax benefit	$96,325	$157,398

The effective tax rate for the three months ended March 31, 2013 was 31.5%. The 2013 effective tax rate was impacted by the Company's inability to record tax benefit on tax losses in certain foreign jurisdictions due to the uncertainty of the ability to utilize those losses in future years.

The effective tax rate for the three months ended March 31, 2012 was 51.5%. The effective tax rate was primarily impacted by the Company's settlement of U.S. federal and state tax examinations during the period. Pursuant to the settlements, the Company recorded a reduction to income tax expense of approximately $61.0 million to reflect the net tax benefits of the settlements.

Supplemental Cash Flow Information

During the three months ended March 31, 2013 and 2012, cash paid for interest and income taxes, net of income tax refunds of $0.4 million and $0.6 million, respectively, was as follows:

(In thousands)	Three Months Ended March 31,
	2013	2012
Interest	$385,238	$412,460
Income taxes	13,175	18,935

Fair Value Measurements	3 Months Ended
Mar. 31, 2013
Fair Value Measurements [Abstract]
Fair Value Measurements

NOTE 5 – FAIR VALUE MEASUREMENTS

The Company's marketable equity securities and interest rate swap are measured at fair value on each reporting date.

Marketable Equity Securities

The marketable equity securities are measured at fair value using quoted prices in active markets. Due to the fact that the inputs used to measure the marketable equity securities at fair value are observable, the Company has categorized the fair value measurements of the securities as Level 1 in accordance with ASC 820-10-35. The Company records its investments in these marketable equity securities on the balance sheet as “Other assets.”

The cost, unrealized holding gains or losses, and fair value of the Company's investments at March 31, 2013 and December 31, 2012 are as follows:

(In thousands)	March 31, 2013	December 31, 2012
Cost	$5,207	$5,207
Gross unrealized losses	(25)	-
Gross unrealized gains	113,499	106,220
Fair value	$118,681	$111,427

Interest Rate Swap Agreement

The Company's $2.5 billion notional amount interest rate swap agreement is designated as a cash flow hedge and the effective portion of the gain or loss on the swap is reported as a component of other comprehensive income (loss). Ineffective portions of a cash flow hedging derivative's change in fair value are recognized currently in earnings. In accordance with ASC 815-20-35-9, as the critical terms of the swap and the floating-rate debt being hedged were the same at inception and remained the same during the current period, no ineffectiveness was recorded in earnings for the three months ended March 31, 2013.

The Company entered into the swap to effectively convert a portion of its floating-rate debt to a fixed basis, thus reducing the impact of interest rate changes on future interest expense. The interest rate swap agreement matures September 30, 2013.

The Company continually monitors its positions with, and credit quality of, the financial institution which is counterparty to its interest rate swap. The Company may be exposed to credit loss in the event of nonperformance by the counterparty to the interest rate swap. However, the Company considers this risk to be low. If a derivative instrument no longer qualifies as a cash flow hedge, hedge accounting is discontinued and the gain or loss that was recorded in other comprehensive income is recognized in earnings.

The swap agreement is valued using a discounted cash flow model that takes into account the present value of the future cash flows under the terms of the agreement by using market information available as of the reporting date, including prevailing interest rates and credit spread. Due to the fact that the inputs are either directly or indirectly observable, the Company classified the fair value measurements of its swap agreement as Level 2 in accordance with ASC 820-10-35.

The fair value of the Company's $2.5 billion notional amount interest rate swap designated as a hedging instrument and recorded in “Other current liabilities” was $53.3 million and $76.9 million at March 31, 2013 and December 31, 2012, respectively.

The following table details the beginning and ending accumulated other comprehensive loss and the current period activity related to the interest rate swap agreement:

(In thousands)	Accumulated other comprehensive loss
Balance at December 31, 2012	$48,180
Other comprehensive income	(14,823)
Balance at March 31, 2013	$33,357

Other Comprehensive Income (Loss)

The following table discloses the amount of income tax (asset) liability allocated to each component of other comprehensive income (loss) for the three months ended March 31, 2013 and 2012, respectively:

(In thousands)	Three Months Ended March 31,
	2013	2012
Foreign currency translation adjustments and other	$(730)	$2,234
Unrealized holding gain on marketable securities	2,820	7,017
Unrealized holding gain on cash flow derivatives	8,774	5,120
Total income tax benefit	$10,864	$14,371

Commitments, Contingencies And Guarantees	3 Months Ended
Mar. 31, 2013
Commitments, Contingencies And Guarantees [Abstract]
Commitments, Contingencies And Guarantees

NOTE 6 – COMMITMENTS, CONTINGENCIES AND GUARANTEES

The Company and its subsidiaries are involved in certain legal proceedings arising in the ordinary course of business and, as required, have accrued an estimate of the probable costs for the resolution of those claims for which the occurrence of loss is probable and the amount can be reasonably estimated. These estimates have been developed in consultation with counsel and are based upon an analysis of potential results, assuming a combination of litigation and settlement strategies. It is possible, however, that future results of operations for any particular period could be materially affected by changes in the Company's assumptions or the effectiveness of the Company's strategies related to these proceedings. Additionally, due to the inherent uncertainty of litigation, there can be no assurance that the resolution of any particular claim or proceeding would not have a material adverse effect on the Company's financial condition or results of operations.

Although the Company is involved in a variety of legal proceedings in the ordinary course of business, a large portion of the Company's litigation arises in the following contexts: commercial disputes; defamation matters; employment and benefits related claims; governmental fines; intellectual property claims; and tax disputes.

Stockholder Litigation

Two derivative lawsuits were filed in March 2012 in Delaware Chancery Court by stockholders of Clear Channel Outdoor Holdings, Inc. (“CCOH”), an indirect non-wholly owned subsidiary of the Company. The consolidated lawsuits are captioned In re Clear Channel Outdoor Holdings, Inc. Derivative Litigation, Consolidated Case No. 7315-CS. The complaints name as defendants certain of the Company's and CCOH's current and former directors and the Company, as well as Bain Capital Partners, LLC and Thomas H. Lee Partners, L.P.  CCOH also is named as a nominal defendant.  The complaints allege, among other things, that in December 2009 the Company breached fiduciary duties to CCOH and its stockholders by allegedly requiring CCOH to agree to amend the terms of a revolving promissory note payable by the Company to CCOH to extend the maturity date of the note and to amend the interest rate payable on the note. According to the complaints, the terms of the amended promissory note were unfair to CCOH because, among other things, the interest rate was below market. The complaints further allege that the Company was unjustly enriched as a result of that transaction.  The complaints also allege that the director defendants breached fiduciary duties to CCOH in connection with that transaction and that the transaction constituted corporate waste.  On April 4, 2012, the board of directors of CCOH formed a special litigation committee consisting of certain independent directors (the “SLC”) to review and investigate plaintiffs' claims and determine the course of action that serves the best interests of CCOH and its stockholders.  On June 20, 2012, the SLC filed a motion to stay the lawsuits for six months while it completes its review and investigation.  In response, on June 27, 2012, plaintiffs filed a motion for an expedited trial, asking the Court to schedule a trial on the merits in October 2012. On July 23, 2012, the Court issued an order granting the motion to stay and denying the motion for an expedited trial. On January 23, 2013, the SLC filed a motion to extend the stay for thirty days, and on January 24, 2013, the Court granted that motion, extending the stay for thirty days from the date of the order. On March 28, 2013, to avoid the costs, disruption and distraction of further litigation, and without admitting the validity of any allegations made in the complaint, legal counsel for the defendants entered into a binding memorandum of understanding (the “MOU”) with legal counsel for the SLC and the plaintiffs to settle the litigation. The MOU obligates the parties to use their best efforts to prepare a Stipulation of Settlement reflecting the terms of the MOU and present such Stipulation of Settlement to the Delaware Chancery Court for approval. The Stipulation of Settlement has not yet been finalized and is subject to approval by the Delaware Court of Chancery. Accordingly, unless and until such approval is received, no assurance can be provided that the outstanding litigation will be resolved as contemplated by the MOU. CCOH and the Company filed the MOU with the SEC as an exhibit to their respective Current Reports on Form 8-K filed on April 3, 2013. The financial statements do not reflect any impacts that may result upon the final Stipulation of Settlement being approved.

Los Angeles Litigation

In 2008, Summit Media, LLC, one of the Company's competitors, sued the City of Los Angeles, Clear Channel Outdoor, Inc. and CBS Outdoor in Los Angeles Superior Court (Case No. BS116611) challenging the validity of a settlement agreement that had been entered into in November 2006 among the parties. Pursuant to the settlement agreement, Clear Channel Outdoor, Inc. had taken down existing billboards and converted 83 existing signs from static displays to digital displays pursuant to modernization permits issued through an administrative process of the City. The Los Angeles Superior Court ruled in January 2010 that the settlement agreement constituted an ultra vires act of the City and nullified its existence, but did not invalidate the modernization permits issued to Clear Channel Outdoor, Inc. and CBS. All parties appealed the ruling by the Los Angeles Superior Court to Court of Appeal for the State of California, Second Appellate District, Division 8. On December 10, 2012, the Court of Appeal issued an order upholding the Superior Court's finding that the settlement agreement was ultra vires and remanding the case to the Superior Court for the purpose of invalidating the modernization permits issued to Clear Channel Outdoor, Inc. and CBS for the digital displays that were the subject of the settlement agreement.  On January 22, 2013, Clear Channel Outdoor, Inc. filed a petition with the California Supreme Court requesting its review of the matter, and the Supreme Court denied that petition on February 27, 2013.  On April 12, 2013, the Los Angeles Superior Court invalidated 82 digital modernization permits issued to Clear Channel Outdoor, Inc. and 13 issued to CBS and ordered that the companies turn off the electrical power to affected digital displays by the close of business on April 15, 2013.  Clear Channel Outdoor, Inc. has complied with the order.  On April 16, 2013, the Court conducted further proceedings during which it held that it was not invalidating two additional digital modernization permits that Clear Channel Outdoor, Inc. had secured through a special zoning plan and confirmed that its April 12 order invalidated only digital modernization permits – not other types of permits the companies may have secured for the signs at issue.

Guarantees

As of March 31, 2013, the Company had outstanding surety bonds and commercial standby letters of credit of $51.0 million and $124.2 million, respectively, of which $56.3 million of letters of credit were cash secured. Letters of credit in the amount of $9.1 million are collateral in support of surety bonds and these amounts would only be drawn under the letter of credit in the event the associated surety bonds were funded and the Company did not honor its reimbursement obligation to the issuers. These letters of credit and surety bonds relate to various operational matters including insurance, bid, and performance bonds as well as other items.

As of March 31, 2013, the Company had outstanding bank guarantees of $47.0 million related to international subsidiaries, of which $4.5 million were backed by cash collateral.

Certain Relationships And Related Party Transactions	3 Months Ended
Mar. 31, 2013
Certain Relationships And Related Party Transactions [Abstract]
Certain Relationships And Related Party Transactions

NOTE 7 – CERTAIN RELATIONSHIPS AND RELATED PARTY TRANSACTIONS

The Company is a party to a management agreement with certain affiliates of the Sponsors and certain other parties pursuant to which such affiliates of the Sponsors will provide management and financial advisory services until 2018. These agreements require management fees to be paid to such affiliates of the Sponsors for such services at a rate not greater than $15.0 million per year, plus reimbursable expenses. For the three months ended March 31, 2013 and 2012, the Company recognized management fees and reimbursable expenses of $4.1 million and $4.0 million, respectively.

Equity And Comprehensive Income (Loss)	3 Months Ended
Mar. 31, 2013
Equity And Comprehensive Income (Loss) [Abstract]
Equity And Comprehensive Income (Loss)

NOTE 8 – EQUITY AND COMPREHENSIVE INCOME (LOSS)

The Company reports its noncontrolling interests in consolidated subsidiaries as a component of equity separate from the Company's equity. The following table shows the changes in equity attributable to the Company and the noncontrolling interests of subsidiaries in which the Company has a majority, but not total ownership interest:

(In thousands)	The Company	Noncontrolling Interests	Consolidated
Balances at January 1, 2013	$(8,299,188)	$303,997	$(7,995,191)
Net loss	(203,003)	(6,116)	(209,119)
Foreign currency translation adjustments	(20,306)	(3,107)	(23,413)
Unrealized holding gain on marketable securities	4,438	(3)	4,435
Unrealized holding gain on cash flow derivatives	14,823	-	14,823
Other adjustments to comprehensive income	(885)	(113)	(998)
Other, net	1,291	(1,531)	(240)
Balances at March 31, 2013	$(8,502,830)	$293,127	$(8,209,703)

Balances at January 1, 2012	$(7,993,735)	$521,794	$(7,471,941)
Net loss	(143,629)	(4,486)	(148,115)
Dividends	-	(244,734)	(244,734)
Foreign currency translation adjustments	33,474	3,615	37,089
Unrealized holding gain on marketable securities	12,015	33	12,048
Unrealized holding gain on cash flow derivatives	8,579	-	8,579
Other adjustments to comprehensive income	56	7	63
Other, net	(3,785)	8,240	4,455
Balances at March 31, 2012	$(8,087,025)	$284,469	$(7,802,556)

The Company does not have any compensation plans under which it grants awards to employees. CCMH and CCOH have granted options to purchase shares of their Class A common stock to certain key individuals, as well as restricted stock and restricted stock units.

Segment Data	3 Months Ended
Mar. 31, 2013
Segment Data [Abstract]
Segment Data

NOTE 9 – SEGMENT DATA

The Company's reportable segments, which it believes best reflect how the Company is currently managed, are CCME, Americas outdoor advertising and International outdoor advertising. Revenue and expenses earned and charged between segments are recorded at estimated fair value and eliminated in consolidation. The CCME segment provides media and entertainment services via broadcast and digital delivery and also includes the Company's national syndication business. The Americas outdoor advertising segment consists of operations primarily in the United States and Canada. The International outdoor advertising segment primarily includes operations in Europe, Asia, Australia and Latin America. The Americas outdoor and International outdoor display inventory consists primarily of billboards, street furniture displays and transit displays. The Other category includes the Company's media representation business as well as other general support services and initiatives which are ancillary to the Company's other businesses. Corporate includes infrastructure and support, including information technology, human resources, legal, finance and administrative functions of each of the Company's reportable segments, as well as overall executive, administrative and support functions. Share-based payments are recorded by each segment in direct operating and selling, general and administrative expenses.

The following table presents the Company's reportable segment results for the three months ended March 31, 2013 and 2012.

(In thousands)	CCME	Americas Outdoor Advertising	International Outdoor Advertising	Other	Corporate and other reconciling items	Eliminations	Consolidated
Three Months Ended March 31, 2013
Revenue	$656,566	$286,461	$363,749	$49,219	$-	$(12,937)	$1,343,058
Direct operating expenses	203,119	137,547	249,842	6,494	-	(2,136)	594,866
Selling, general and administrative expenses	241,783	54,610	85,382	35,461	-	(10,801)	406,435
Depreciation and amortization	67,832	48,685	50,993	9,982	4,690	-	182,182
Corporate expenses	-	-	-	-	80,642	-	80,642
Other operating income, net	-	-	-	-	2,395	-	2,395
Operating income (loss)	$143,832	$45,619	$(22,468)	$(2,718)	$(82,937)	$-	$81,328

Intersegment revenues	$-	$83	$-	$12,854	$-	$-	$12,937
Capital expenditures	$14,244	$12,895	$25,908	$2,103	$6,470	$-	$61,620
Share-based compensation expense	$1,492	$894	$735	$-	$2,396	$-	$5,517

Three Months Ended March 31, 2012
Revenue	$671,510	$280,151	$371,132	$51,698	$-	$(13,768)	$1,360,723
Direct operating expenses	216,379	144,410	249,643	6,539	-	(2,537)	614,434
Selling, general and administrative expenses	241,920	52,579	100,570	40,737	-	(11,231)	424,575
Depreciation and amortization	67,056	42,958	49,035	12,853	3,464	-	175,366
Corporate expenses	-	-	-	-	68,251	-	68,251
Other operating income, net	-	-	-	-	3,124	-	3,124
Operating income (loss)	$146,155	$40,204	$(28,116)	$(8,431)	$(68,591)	$-	$81,221

Intersegment revenues	$-	$770	$-	$12,998	$-	$-	$13,768
Capital expenditures	$10,152	$25,336	$27,662	$2,388	$7,109	$-	$72,647
Share-based compensation expense	$1,214	$1,932	$1,209	$-	$2,542	$-	$6,897

Property, Plant And Equipment, Intangible Assets And Goodwill (Tables)	3 Months Ended
Mar. 31, 2013
Property, Plant And Equipment, Intangible Assets And Goodwill [Abstract]
Schedule Of Property, Plant And Equipment
(In thousands)	March 31, 2013	December 31, 2012
Land, buildings and improvements	$689,692	$685,431
Structures	2,958,467	2,949,458
Towers, transmitters and studio equipment	427,851	427,679
Furniture and other equipment	442,473	431,757
Construction in progress	90,838	105,394
	4,609,321	4,599,719
Less: accumulated depreciation	1,643,457	1,562,865
Property, plant and equipment, net	$2,965,864	$3,036,854

Schedule Of Other Intangible Assets
(In thousands)	March 31, 2013		December 31, 2012
	Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization
Transit, street furniture and other outdoor
contractual rights	$771,321	$(411,850)	$785,303	$(403,955)
Customer / advertiser relationships	1,212,245	(556,200)	1,210,245	(526,197)
Talent contracts	344,254	(186,810)	344,255	(177,527)
Representation contracts	245,099	(178,821)	243,970	(171,069)
Permanent easements	173,383	-	173,374	-
Other	388,137	(132,397)	387,973	(125,580)
Total	$3,134,439	$(1,466,078)	$3,145,120	$(1,404,328)

Schedule Of Future Amortization Expenses
(In thousands)
2014	$261,982
2015	242,267
2016	222,056
2017	195,143
2018	125,337

Schedule Of Changes In Carrying Amount Of Goodwill
(In thousands)	CCME	Americas Outdoor Advertising	International Outdoor Advertising	Other	Consolidated
Balance as of December 31, 2011	$3,212,427	$571,932	$285,261	$117,098	$4,186,718
Acquisitions	24,842	-	-	51	24,893
Dispositions	(489)	-	(2,729)	-	(3,218)
Foreign currency	-	-	7,784	-	7,784
Other	(92)	-	-	-	(92)
Balance as of December 31, 2012	$3,236,688	$571,932	$290,316	$117,149	$4,216,085
Acquisitions	-	-	-	-	-
Dispositions	-	-	-	-	-
Foreign currency	-	-	(6,485)	-	(6,485)
Other	(2,641)	-	-	-	(2,641)
Balance as of March 31, 2013	$3,234,047	$571,932	$283,831	$117,149	$4,206,959

Long-Term Debt (Tables)	3 Months Ended
Mar. 31, 2013
Long-Term Debt [Abstract]
Schedule Of Long-Term Debt
(In thousands)	March 31, 2013	December 31, 2012
Senior Secured Credit Facilities (1)	$8,228,575	$9,075,465
Receivables Based Facility due 2017	247,000	-
9.0% Priority Guarantee Notes due 2019	1,999,815	1,999,815
9.0% Priority Guarantee Notes due 2021	1,750,000	1,750,000
11.25% Priority Guarantee Notes due 2021	575,000	-
Other secured subsidiary long-term debt (2)	24,071	25,507
Total consolidated secured debt	12,824,461	12,850,787

Senior Cash Pay Notes due 2016	796,250	796,250
Senior Toggle Notes (3)	829,831	829,831
Senior Notes (4)	1,436,455	1,748,564
Subsidiary Senior Notes due 2022	2,725,000	2,725,000
Subsidiary Senior Subordinated Notes due 2020	2,200,000	2,200,000
Other subsidiary debt due 2013	2,670	5,586
Purchase accounting adjustments and original issue discount	(388,526)	(408,921)
	20,426,141	20,747,097
Less: current portion	68,351	381,728
Total long-term debt	$20,357,790	$20,365,369

Supplemental Disclosures (Tables)	3 Months Ended
Mar. 31, 2013
Supplemental Disclosures [Abstract]
Schedule Of Income Tax Benefit
(In thousands)	Three Months Ended March 31,
	2013	2012
Current tax benefit (expense)	$(10,666)	$58,960
Deferred tax benefit	106,991	98,438
Income tax benefit	$96,325	$157,398

Schedule Of Cash Paid For Interest And Income Taxes
(In thousands)	Three Months Ended March 31,
	2013	2012
Interest	$385,238	$412,460
Income taxes	13,175	18,935

Fair Value Measurements (Tables)	3 Months Ended
Mar. 31, 2013
Fair Value Measurements [Abstract]
Schedule Of Fair Value Of Available-For-Sale Investments
(In thousands)	March 31, 2013	December 31, 2012
Cost	$5,207	$5,207
Gross unrealized losses	(25)	-
Gross unrealized gains	113,499	106,220
Fair value	$118,681	$111,427

Schedule Of Accumulated Other Comprehensive Loss On Interest Rate Swaps
(In thousands)	Accumulated other comprehensive loss
Balance at December 31, 2012	$48,180
Other comprehensive income	(14,823)
Balance at March 31, 2013	$33,357

Schedule Of Income Tax Benefit
(In thousands)	Three Months Ended March 31,
	2013	2012
Foreign currency translation adjustments and other	$(730)	$2,234
Unrealized holding gain on marketable securities	2,820	7,017
Unrealized holding gain on cash flow derivatives	8,774	5,120
Total income tax benefit	$10,864	$14,371

Equity and Comprehensive Income (Loss) (Tables)	3 Months Ended
Mar. 31, 2013
Equity And Comprehensive Income (Loss) [Abstract]
Schedule Of Comprehensive Income (Loss)
(In thousands)	The Company	Noncontrolling Interests	Consolidated
Balances at January 1, 2013	$(8,299,188)	$303,997	$(7,995,191)
Net loss	(203,003)	(6,116)	(209,119)
Foreign currency translation adjustments	(20,306)	(3,107)	(23,413)
Unrealized holding gain on marketable securities	4,438	(3)	4,435
Unrealized holding gain on cash flow derivatives	14,823	-	14,823
Other adjustments to comprehensive income	(885)	(113)	(998)
Other, net	1,291	(1,531)	(240)
Balances at March 31, 2013	$(8,502,830)	$293,127	$(8,209,703)

Balances at January 1, 2012	$(7,993,735)	$521,794	$(7,471,941)
Net loss	(143,629)	(4,486)	(148,115)
Dividends	-	(244,734)	(244,734)
Foreign currency translation adjustments	33,474	3,615	37,089
Unrealized holding gain on marketable securities	12,015	33	12,048
Unrealized holding gain on cash flow derivatives	8,579	-	8,579
Other adjustments to comprehensive income	56	7	63
Other, net	(3,785)	8,240	4,455
Balances at March 31, 2012	$(8,087,025)	$284,469	$(7,802,556)

Segment Data (Tables)	3 Months Ended
Mar. 31, 2013
Segment Data [Abstract]
Schedule Of Operating Segment Results
(In thousands)	CCME	Americas Outdoor Advertising	International Outdoor Advertising	Other	Corporate and other reconciling items	Eliminations	Consolidated
Three Months Ended March 31, 2013
Revenue	$656,566	$286,461	$363,749	$49,219	$-	$(12,937)	$1,343,058
Direct operating expenses	203,119	137,547	249,842	6,494	-	(2,136)	594,866
Selling, general and administrative expenses	241,783	54,610	85,382	35,461	-	(10,801)	406,435
Depreciation and amortization	67,832	48,685	50,993	9,982	4,690	-	182,182
Corporate expenses	-	-	-	-	80,642	-	80,642
Other operating income, net	-	-	-	-	2,395	-	2,395
Operating income (loss)	$143,832	$45,619	$(22,468)	$(2,718)	$(82,937)	$-	$81,328

Intersegment revenues	$-	$83	$-	$12,854	$-	$-	$12,937
Capital expenditures	$14,244	$12,895	$25,908	$2,103	$6,470	$-	$61,620
Share-based compensation expense	$1,492	$894	$735	$-	$2,396	$-	$5,517

Three Months Ended March 31, 2012
Revenue	$671,510	$280,151	$371,132	$51,698	$-	$(13,768)	$1,360,723
Direct operating expenses	216,379	144,410	249,643	6,539	-	(2,537)	614,434
Selling, general and administrative expenses	241,920	52,579	100,570	40,737	-	(11,231)	424,575
Depreciation and amortization	67,056	42,958	49,035	12,853	3,464	-	175,366
Corporate expenses	-	-	-	-	68,251	-	68,251
Other operating income, net	-	-	-	-	3,124	-	3,124
Operating income (loss)	$146,155	$40,204	$(28,116)	$(8,431)	$(68,591)	$-	$81,221

Intersegment revenues	$-	$770	$-	$12,998	$-	$-	$13,768
Capital expenditures	$10,152	$25,336	$27,662	$2,388	$7,109	$-	$72,647
Share-based compensation expense	$1,214	$1,932	$1,209	$-	$2,542	$-	$6,897

Basis Of Presentation (Narrative) (Details)	Mar. 31, 2013
Percentage of ownership	100.00%
Minimum [Member]
Percentage of ownership	20.00%
Maximum [Member]
Percentage of ownership	50.00%

Property, Plant And Equipment, Intangible Assets And Goodwill (Narrative) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Amortization expense	$ 72.1	$ 75.3

Property, Plant And Equipment, Intangible Assets And Goodwill (Schedule Of Property, Plant And Equipment) (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment
Property, plant and equipment	$ 4,609,321	$ 4,599,719
Less: accumulated depreciation	1,643,457	1,562,865
Property, plant and equipment, net	2,965,864	3,036,854
Land, buildings and improvements [Member]
Property, Plant and Equipment
Property, plant and equipment	689,692	685,431
Structures [Member]
Property, Plant and Equipment
Property, plant and equipment	2,958,467	2,949,458
Towers, transmitters and studio equipment [Member]
Property, Plant and Equipment
Property, plant and equipment	427,851	427,679
Furniture and other equipment [Member]
Property, Plant and Equipment
Property, plant and equipment	442,473	431,757
Construction in progress [Member]
Property, Plant and Equipment
Property, plant and equipment	$ 90,838	$ 105,394

Property, Plant And Equipment, Intangible Assets And Goodwill (Schedule Of Definite-Lived Intangible Assets) (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012
Other Intangible Assets
Gross Carrying Amount	$ 3,134,439	$ 3,145,120
Accumulated Amortization	(1,466,078)	(1,404,328)
Transit, street furniture and other outdoor contractual rights [Member]
Other Intangible Assets
Gross Carrying Amount	771,321	785,303
Accumulated Amortization	(411,850)	(403,955)
Customer/advertiser relationships [Member]
Other Intangible Assets
Gross Carrying Amount	1,212,245	1,210,245
Accumulated Amortization	(556,200)	(526,197)
Talent contracts [Member]
Other Intangible Assets
Gross Carrying Amount	344,254	344,255
Accumulated Amortization	(186,810)	(177,527)
Representation contracts [Member]
Other Intangible Assets
Gross Carrying Amount	245,099	243,970
Accumulated Amortization	(178,821)	(171,069)
Permanent easements [Member]
Other Intangible Assets
Gross Carrying Amount	173,383	173,374
Accumulated Amortization	0	0
Other [Member]
Other Intangible Assets
Gross Carrying Amount	388,137	387,973
Accumulated Amortization	$ (132,397)	$ (125,580)

Property, Plant And Equipment, Intangible Assets And Goodwill (Schedule Of Future Amortization Expenses) (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013
Property, Plant And Equipment, Intangible Assets And Goodwill [Abstract]
2014	$ 261,982
2015	242,267
2016	222,056
2017	195,143
2018	$ 125,337

Property, Plant And Equipment, Intangible Assets And Goodwill (Schedule Of Changes In Carrying Amount Of Goodwill) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Goodwill [Line Items]
Balance	$ 4,216,085	$ 4,186,718
Acquisitions	0	24,893
Dispositions	0	(3,218)
Foreign currency	(6,485)	7,784
Other	(2,641)	(92)
Balance	4,206,959	4,216,085
CCME [Member]
Goodwill [Line Items]
Balance	3,236,688	3,212,427
Acquisitions	0	24,842
Dispositions	0	(489)
Foreign currency	0	0
Other	(2,641)	(92)
Balance	3,234,047	3,236,688
Americas Outdoor Advertising [Member]
Goodwill [Line Items]
Balance	571,932	571,932
Acquisitions	0	0
Dispositions	0	0
Foreign currency	0	0
Other	0	0
Balance	571,932	571,932
International Outdoor Advertising [Member]
Goodwill [Line Items]
Balance	290,316	285,261
Acquisitions	0	0
Dispositions	0	(2,729)
Foreign currency	(6,485)	7,784
Other	0	0
Balance	283,831	290,316
Other [Member]
Goodwill [Line Items]
Balance	117,149	117,098
Acquisitions	0	51
Dispositions	0	0
Foreign currency	0	0
Other	0	0
Balance	$ 117,149	$ 117,149

Long-Term Debt (Narrative) (Details) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Mar. 31, 2013 11.25% Priority Guarantee Notes [Member]	Mar. 31, 2013 Clear Channel Senior Notes, 5.75% [Member]	Mar. 31, 2013 Term Loan A [Member]	Mar. 31, 2013 Receivables Based Facility [Member]
Long Term Debt Other Disclosures [Abstract]
Principal amount				$ 312,100,000
Stated interest rate			11.25%	5.75%
Market value	19,200,000,000	18,600,000,000
Accrued interest payment terms			bear interest at a rate of 11.25% per annum, payable semi-annually on March 1 and September 1 of each year, beginning on September 1, 2013
Weighted average interest rate	6.90%	6.70%
Borrowings during the period						269,500,000
Payment Terms [Abstract]
Redemption percentage of face value before redemption date			100.00%
Redemption date			March 1, 2016
Percentage of aggregate principal redeemable			40.00%
Redemption percentage of face value after redemption date			111.25%
Voluntary Debt Prepayment					846,900,000
Loss on extinguishment of debt as a result of write=off of degerred debt issuance costs					3,900,000
Portion of debt held by subsidiary				$ 187,900,000

Long-Term Debt (Schedule of Long-Term Debt) (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012
Total debt	$ 20,426,141	$ 20,747,097
Less: current portion	68,351	381,728
Total long-term debt	20,357,790	20,365,369
Senior Secured Credit Facilities
Total debt	8,228,575	9,075,465
Receivables Based Facility Due 2017 [Member]
Total debt	247,000	0
9.0% Priority Guarantee Notes Due 2019 [Member]
Total debt	1,999,815	1,999,815
Stated interest rate	9.00%	9.00%
9.0% Priority Guarantee Notes Due 2021 [Member]
Total debt	1,750,000	1,750,000
Stated interest rate	9.00%	9.00%
11.25% Priority Guarantee Notes Due 2021 [Member]
Total debt	575,000	0
Stated interest rate	11.25%	11.25%
Other secured subsidiary long-term debt [Member]
Total debt	24,071	25,507
Senior Cash Pay Notes Due 2016 [Member]
Total debt	796,250	796,250
Senior Toggle Notes [Member]
Total debt	829,831	829,831
Senior Notes [Member]
Total debt	1,436,455	1,748,564
Subsidiary Senior Notes Due 2022 [Member]
Total debt	2,725,000	2,725,000
Subsidiary Senior Subordinated Notes Due 2020 [Member]
Total debt	2,200,000	2,200,000
Other subsidiary debt [Member]
Total debt	2,670	5,586
Purchase accounting adjustments and original issue discount [Member]
Total debt	(388,526)	(408,921)
Total Consolidated Secured Debt [Member]
Total debt	$ 12,824,461	$ 12,850,787
Total Consolidated Secured Debt [Member] | Senior Secured Credit Facilities
Earliest maturity date	2014	2014
Latest maturity date	2016	2016
Total Consolidated Secured Debt [Member] | Receivables Based Facility Due 2017 [Member]
Earliest maturity date	2017	2017
Latest maturity date	2017	2017
Total Consolidated Secured Debt [Member] | 9.0% Priority Guarantee Notes Due 2019 [Member]
Earliest maturity date	2019	2019
Latest maturity date	2019	2019
Total Consolidated Secured Debt [Member] | 9.0% Priority Guarantee Notes Due 2021 [Member]
Earliest maturity date	2021	2021
Latest maturity date	2021	2021
Total Consolidated Secured Debt [Member] | 11.25% Priority Guarantee Notes Due 2021 [Member]
Earliest maturity date	2021	2021
Latest maturity date	2021	2021
Senior Notes [Member] | Senior Cash Pay Notes Due 2016 [Member]
Earliest maturity date	2016	2016
Latest maturity date	2016	2016
Senior Notes [Member] | Senior Toggle Notes [Member]
Earliest maturity date	2013	2013
Latest maturity date	2016	2016
Senior Notes [Member] | Senior Notes [Member]
Earliest maturity date	2014	2014
Latest maturity date	2027	2027
Senior Notes [Member] | Subsidiary Senior Notes Due 2022 [Member]
Earliest maturity date	2022	2022
Latest maturity date	2022	2022
Senior Notes [Member] | Subsidiary Senior Subordinated Notes Due 2020 [Member]
Earliest maturity date	2020	2020
Latest maturity date	2020	2020
Other Subsidiary Debt [Member] | Other subsidiary debt [Member]
Earliest maturity date	2013	2013
Latest maturity date	2013	2013

Supplemental Disclosures (Narrative) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Supplemental Disclosures [Abstract]
Effective tax rate	31.50%	51.50%
Reduction to income tax expense due to settlements		$ 61
Cash paid for interest and income taxes, net of income tax refunds	$ 0.4	$ 0.6

Supplemental Disclosures (Schedule Of Income Tax Benefit) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Supplemental Disclosures [Abstract]
Current tax benefit (expense)	$ (10,666)	$ 58,960
Deferred tax benefit	106,991	98,438
Income tax benefit	$ 96,325	$ 157,398

Supplemental Disclosures (Schedule Of Cash Paid For Interest And Income Taxes) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Supplemental Disclosures [Abstract]
Interest	$ 385,238	$ 412,460
Income taxes	$ 13,175	$ 18,935

Fair Value Measurements (Narrative) (Details) (USD $)	Mar. 31, 2013	Dec. 31, 2012
Fair Value Measurements [Abstract]
Notional amount	$ 2,500,000,000
Fair value of interest rate swaps	$ 53,300,000	$ 76,900,000

Fair Value Measurements (Schedule Of Available For Sale Securities) (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012
Cost	$ 5,207	$ 5,207
Gross unrealized losses	(25)
Gross unrealized gains	113,499	106,220
Fair value	$ 118,681	$ 111,427

Fair Value Measurements (Schedule Of Accumulated Other Comprehensive Loss - Interest Rate Swaps) (Details) (Accumulated other comprehensive loss [Member], USD $)
In Thousands, unless otherwise specified	3 Months Ended
Mar. 31, 2013
Accumulated other comprehensive loss [Member]
Derivative Instruments, Gain (Loss)
Balance at December 31, 2012	$ 48,180
Other comprehensive income	(14,823)
Balance at March 31, 2013	$ 33,357

Fair Value Measurements (Schedule Of Income Tax Benefit (Expense)) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Fair Value Measurements [Abstract]
Foreign currency translation adjustments and other	$ (730)	$ 2,234
Unrealized holding gain on marketable securities	2,820	7,017
Unrealized holding gain on cash flow derivatives	8,774	5,120
Income tax benefit	$ 10,864	$ 14,371

Commitments, Contingencies And Guarantees (Narrative) (Details) (USD $) In Millions, unless otherwise specified	Mar. 31, 2013 permits signs	Mar. 31, 2012 permits
Stockholder Litigation [Abstract]
Special litigation committee formation date	April 4, 2012
Motion to stay filing date	June 20, 2012
Expedited trial motion filing date	June 27, 2012
Granting motion date	July 23, 2012
Motion to extend stay filing date	January 23, 2013
Extending motion granting date	January 24, 2013
Binding memorandum of understanding date	March 28, 2013
MOU 8-K filing date	April 3, 2013
Los Angeles Litigation [Abstract]
Conversion from static to digital	83
Upholding date	December 10, 2012
Review request date	January 22, 2013
Review denial date	February 27, 2013
Invalidation date	April 12, 2013
Digital modernization permits issued to Company	82
Digital modernization permits issued to competitor		13
Turn off date	April 15, 2013
Further proceedings conducted date	April 16, 2013
Guarantees [Abstract]
Surety bonds outstanding	$ 51
Commercial standby letters of credit outstanding	124.2
Cash securing letters of credit	56.3
Letters of credit as collateral	9.1
Outstanding bank guarantees related to international subsidiaries	47
Cash collateral of bank guarantees	$ 4.5

Certain Relationships And Related Party Transactions (Narrative) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Certain Relationships And Related Party Transactions [Abstract]
Management fee, rate per year	$ 15
Management fees	$ 4.1	$ 4

Equity And Comprehensive Income (Loss) (Schedule Of Changes In Equity) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Balances at January 1, Noncontrolling Interests	$ 303,997
Balances at January 1, Consolidated	(7,995,191)	(7,471,941)
Consolidated net loss	(209,119)	(148,115)
Net income (loss) attributable to the Company	(203,003)	(143,629)
Net loss, Noncontrolling Interests	(6,116)	(4,486)
Dividends		(244,734)
Foreign currency translation adjustments	(23,413)	37,089
Unrealized holding gain on marketable securities	4,435	12,048
Unrealized holding gain on cash flow derivatives	14,823	8,579
Other adjustments to comprehensive income	(998)	63
Other, net	(240)	4,455
Balances at March 31, Noncontrolling Interests	293,127
Balances at March 31, Consolidated	(8,209,703)	(7,802,556)
The Company [Member]
Balances at January 1, The Company	(8,299,188)	(7,993,735)
Net income (loss) attributable to the Company	(203,003)	(143,629)
Foreign currency translation adjustments	(20,306)	33,474
Unrealized holding gain on marketable securities	4,438	12,015
Unrealized holding gain on cash flow derivatives	14,823	8,579
Other adjustments to comprehensive income	(885)	56
Other, net	1,291	(3,785)
Balances at March 31, The Company	(8,502,830)	(8,087,025)
Noncontrolling Interests [Member]
Balances at January 1, Noncontrolling Interests	303,997	521,794
Net loss, Noncontrolling Interests	(6,116)	(4,486)
Dividends		(244,734)
Foreign currency translation adjustments	(3,107)	3,615
Unrealized holding gain on marketable securities	(3)	33
Other adjustments to comprehensive income	(113)	7
Other, net	(1,531)	8,240
Balances at March 31, Noncontrolling Interests	$ 293,127	$ 284,469

Segment Data (Schedule Of Operating Segment Results) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Segment Reporting Information [Line Items]
Revenue	$ 1,343,058	$ 1,360,723
Direct operating expenses	594,866	614,434
Selling, general and administrative expenses	406,435	424,575
Depreciation and amortization	182,182	175,366
Corporate expenses	80,642	68,251
Other operating income, net	2,395	3,124
Operating income	81,328	81,221
Intersegment revenues	12,937	13,768
Capital expenditures	61,620	72,647
Share-based compensation expense	5,517	6,897
CCME [Member]
Segment Reporting Information [Line Items]
Revenue	656,566	671,510
Direct operating expenses	203,119	216,379
Selling, general and administrative expenses	241,783	241,920
Depreciation and amortization	67,832	67,056
Operating income	143,832	146,155
Capital expenditures	14,244	10,152
Share-based compensation expense	1,492	1,214
Americas Outdoor Advertising [Member]
Segment Reporting Information [Line Items]
Revenue	286,461	280,151
Direct operating expenses	137,547	144,410
Selling, general and administrative expenses	54,610	52,579
Depreciation and amortization	48,685	42,958
Operating income	45,619	40,204
Intersegment revenues	83	770
Capital expenditures	12,895	25,336
Share-based compensation expense	894	1,932
International Outdoor Advertising [Member]
Segment Reporting Information [Line Items]
Revenue	363,749	371,132
Direct operating expenses	249,842	249,643
Selling, general and administrative expenses	85,382	100,570
Depreciation and amortization	50,993	49,035
Operating income	(22,468)	(28,116)
Capital expenditures	25,908	27,662
Share-based compensation expense	735	1,209
Other [Member]
Segment Reporting Information [Line Items]
Revenue	49,219	51,698
Direct operating expenses	6,494	6,539
Selling, general and administrative expenses	35,461	40,737
Depreciation and amortization	9,982	12,853
Operating income	(2,718)	(8,431)
Intersegment revenues	12,854	12,998
Capital expenditures	2,103	2,388
Corporate and other reconciling items [Member]
Segment Reporting Information [Line Items]
Depreciation and amortization	4,690	3,464
Corporate expenses	80,642	68,251
Other operating income, net	2,395	3,124
Operating income	(82,937)	(68,591)
Capital expenditures	6,470	7,109
Share-based compensation expense	2,396	2,542
Eliminations [Member]
Segment Reporting Information [Line Items]
Revenue	(12,937)	(13,768)
Direct operating expenses	(2,136)	(2,537)
Selling, general and administrative expenses	$ (10,801)	$ (11,231)

Guarantor Subsidiaries (Schedule Of Guarantor Obligations, Balance Sheet) (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Mar. 31, 2012	Dec. 31, 2011
Cash and cash equivalents	$ 721,570	$ 1,225,010	$ 1,326,061	$ 1,228,682
Accounts receivable, net of allowance	1,264,529	1,423,999
Prepaid expenses	210,334	187,639
Other current assets	172,721	151,105
Total Current Assets	2,369,154	2,987,753
Structures, net	1,850,884	1,890,693
Other property, plant and equipment, net	1,114,980	1,146,161
Indefinite-lived intangible - licenses	2,423,659	2,423,979
Indefinite-lived intangible - permits	1,070,333	1,070,720
Other intangibles, net	1,668,361	1,740,792
Goodwill	4,206,959	4,216,085		4,186,718
Other assets	814,821	816,530
Total Assets	15,519,151	16,292,713
Accounts payable	104,534	133,226
Accrued expenses	686,163	776,055
Accrued interest	151,146	180,572
Deferred income	191,013	172,672
Other current liabilities	114,485	137,889
Current portion of long-term debt	68,351	381,728
Total Current Liabilities	1,315,692	1,782,142
Long-term debt	20,357,790	20,365,369
Deferred income taxes	1,596,704	1,689,876
Other long-term liabilities	458,668	450,517
Total shareholder's interest (deficit)	(8,209,703)	(7,995,191)	(7,802,556)	(7,471,941)
Total Liabilities and Shareholder's Equity (Deficit)	$ 15,519,151	$ 16,292,713

Guarantor Subsidiaries (Schedule Of Guarantor Obligations, Income Statement) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Revenue	$ 1,343,058	$ 1,360,723
Operating expenses:
Direct operating expenses	594,866	614,434
Selling, general and administrative expenses	406,435	424,575
Corporate expenses	80,642	68,251
Depreciation and amortization	182,182	175,366
Other operating income (expense), net	2,395	3,124
Operating income (loss)	81,328	81,221
Interest expense, net	385,525	374,016
Equity in earnings (loss) of nonconsolidated affiliates	3,641	3,555
Loss on extinguishment of debt	(3,888)	(15,167)
Other income (expense), net	(1,000)	(1,106)
Income (loss) before income taxes	(305,444)	(305,513)
Income tax benefit (expense)	96,325	157,398
Consolidated net income (loss)	(209,119)	(148,115)
Less amount attributable to noncontrolling interest	(6,116)	(4,486)
Net income (loss) attributable to the Company	(203,003)	(143,629)
Other comprehensive income (loss), net of tax:
Foreign currency translation adjustments	(23,413)	37,089
Unrealized gain (loss) on securities and derivatives:
Unrealized holding gain (loss) on marketable securities	4,435	12,048
Unrealized holding gain (loss) on cash flow derivatives	14,823	8,579
Other adjustments to comprehensive income (loss)	(998)	63
Comprehensive income (loss)	(208,156)	(85,850)
Less amount attributable to noncontrolling interest	(3,223)	3,655
Comprehensive income (loss) attributable to the Company	$ (204,933)	$ (89,505)

Guarantor Subsidiaries (Schedule Of Guarantor Obligations, Cash Flow) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Consolidated net income (loss)	$ (209,119)	$ (148,115)
Reconciling items:
Depreciation and amortization	182,182	175,366
Deferred taxes	(106,991)	(98,438)
Provision for doubtful accounts	4,576	4,704
Amortization of deferred financing charges and note discounts, net	31,356	45,031
Share-based compensation	5,517	6,897
Gain on disposal of operating and fixed assets	(2,395)	(3,124)
Equity in (earnings) loss of nonconsolidated affiliates	(3,641)	(3,555)
Loss on extinguishment of debt	3,888	15,167
Other reconciling items, net	6,469	5,819
Changes in operating assets and liabilities, net of effects of acquisitions and dispositions:
Decrease in accounts receivable	143,413	152,268
Increase in deferred income	19,519	63,995
Increase (decrease) in accrued expenses	(79,301)	(44,888)
Increase (decrease) in accounts payable	(26,422)	(13,680)
Increase (decrease) in accrued interest	(29,423)	(82,988)
Changes in other operating assets and liabilities	(26,219)	(82,012)
Net cash provided by (used for) operating activities	(86,591)	(7,553)
Cash flows from investing activities:
Purchases of property, plant and equipment	(61,620)	(72,647)
Acquisition of operating assets	(1,344)	(2,911)
Proceeds from disposal of assets	7,268	7,792
Change in other, net	(1,515)	(2,879)
Net cash provided by (used for) investing activities	(57,211)	(70,645)
Cash flows from financing activities:
Draws on credit facilities	270,137	603,492
Payments on credit facilities	(22,500)	(1,918,051)
Proceeds from long-term debt	575,000	2,200,000
Payments on long-term debt	(1,163,436)	(433,460)
Dividends paid	0	(244,734)
Deferred financing charges	(9,678)	(39,927)
Change in other, net	(3,805)	4,900
Net cash provided by (used for) financing activities	(354,282)	172,220
Effect of exchange rate changes on cash	(5,356)	3,357
Net increase (decrease) in cash and cash equivalents	(503,440)	97,379
Cash and cash equivalents at beginning of period	1,225,010	1,228,682
Cash and cash equivalents at end of period	$ 721,570	$ 1,326,061